SUBSEQUENT EVENTS (Details) - Subsequent Event - Scenario, Forecast - L3 Harris Technologies, Inc.	Oct. 12, 2018 day
Subsequent Event [Line Items]
Fixed exchange conversion ratio per share	1.30
Number of trading days average exchange ratio	60
Former Harris Shareholders
Subsequent Event [Line Items]
Percentage of voting interests acquired	54.00%
Former L3 Shareholders
Subsequent Event [Line Items]
Percentage of voting interests acquired	46.00%